STOCKHOLDERS EQUITY (Details Narrative) - USD ($)					1 Months Ended				6 Months Ended		12 Months Ended
	Mar. 11, 2021	Dec. 08, 2020	Mar. 12, 2020	Feb. 11, 2020	Apr. 30, 2021	Mar. 26, 2021	Mar. 19, 2021	Jan. 26, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 28, 2021	Dec. 18, 2020	Oct. 09, 2020	Jan. 30, 2020
Common stock, Shares outstanding									42,838,120		33,075,711	1,698,279,820
Common stock, Shares issued									42,838,120		33,075,711	1,698,279,820
Common stock, Par value									$ 0.0001		$ 0.0001	$ 0.0001
Common stock, Shares authorized									5,000,000,000		5,000,000,000	5,000,000,000
Common shares issued for services, value									$ 53,866	$ 118,000	$ 149,200	$ 374,050
Common shares purchased value									$ 53,867	$ 118,000	$ 149,200	$ 1,174,050
GHS [Member]
common shares purchased	1,010								760
Common shares purchased value	$ 500,000								$ 750,000
UAHC and Iliad [Member]
Common stock issued								1,733,333
Articles of Incorporation [Member]
Preferred stock, Shares authorized																100,000,000
Class B convertible preferred stock designated														1,500
Preferred stock, Shares previously authorized																60,000,000
Class A convertible preferred stock designated																60,000,000
Common stock, Shares previously authorized																2,000,000,000
Class D Convertible Preferred Shares [Member]
Conversion price									$ 1.73
Class D convertible preferred stock designated	2,000
Right of redeem, descriptions									If all of the Class D Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days’ of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Undesignated preferred stock outstanding									2,000
Undesignated preferred stock issued									2,000
Class B Preferred Stock [Member]
Preferred shares issued, shares									123		408
Conversion price									$ 0.183
Right of redeem, descriptions									If all of the Class B Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends;
Preferred stock, Par value									$ 0.0001		$ 0.0001
Preferred stock, Shares authorized									1,500		1,500
Preferred stock, Shares outstanding									123		408
Stated value per share									$ 1,200		$ 1,500
Undesignated shares									39,995,000		39,998,500	40,000,000
Unissued shares									39,995,000		39,998,500	40,000,000
Class C Preferred Stock [Member]
Right of redeem, descriptions									If all of the Class C Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Undesignated preferred stock outstanding									760
Undesignated preferred stock issued									760
Stated value per share									$ 1,200		$ 1,200
Description of beneficial ownership limitations									(a) $1.22 (a fixed price equaling ninety percent (90%) of the average daily volume weighted average price (“VWAP”) for the Company’s common stock for the five (5) trading days preceding the execution of definitive agreements); and (b) where applicable, a fixed price equaling ninety percent (90%) of the average daily VWAP for the five (5) trading days following a reverse split.
Class C convertible preferred stock designated													$ 1,500
third tranche [Member] | GHS [Member]
common shares purchased						500
Common shares purchased value						$ 500,000
fourth tranche [Member] | GHS [Member]
common shares purchased					500
Common shares purchased value					$ 500,000
Second Tranche [Member] | GHS [Member]
common shares purchased							500
Common shares purchased value							$ 500,000
Class A Convertible Preferred Stock [Member]
Preferred shares issued, shares									56,538,285		60,000,000	54,200,000
Preferred stock, Par value									$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Shares authorized									60,000,000		100,000,000	60,000,000
Preferred stock, Shares outstanding									56,538,285		60,000,000	54,200,000
Designated shares									60,000,000		60,000,000	60,000,000
Voting rights, description									Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,413,457,125 as of June 30th, 2021 shares of common stock assuming full conversion of all outstanding shares.		Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,500,000,000 and 1,355,000,000 shares of common stock assuming full conversion of all outstanding shares as of December 31, 2020 and 2019, respectively. No dividends are payable unless declared by the Board of Directors. Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share.
Consultant [Member]
Common stock, Shares outstanding											2,479,976,812	1,698,279,820
Common stock, Shares issued											2,479,976,812	1,698,279,820
Common stock, Par value											$ 0.0001	$ 0.0001
Common stock, Shares authorized											5,000,000,000	5,000,000,000
Common stock issued for service, amount		$ 42,000	$ 30,000	$ 87,000
Common stock, price per share		$ 0.0021	$ 0.0060	$ 0.0087
Common stock issued for service, shares		15,000,000	5,000,000	10,000,000
Five Directors [Member] | Class A Preferred Stock [Member]
Preferred shares issued, shares															7,400,000
Preferred shares issued, amount															$ 555,000
April 2, 2021 [Member]
Common stock issued									1,744,343
June 18, 2021 [Member]
Conversion of shares									1,868,853
June 30, 2021 [Member]
Conversion of shares									292,875
May 26, 2021 [Member]
Common shares issued for services									66,667
Common shares issued for services, value									$ 35,866
Price per share									$ 0.538
June 24, 2021 [Member]
Common stock issued									1,375,000
Conversion of shares									2,461,715
February 8, 2021 [Member]
Common stock issued									333,333
Conversion of shares									1,000,000
March 27, 2021 [Member]
Common stock issued									168,350
Common stock issued, value									$ 500,000
Consideration ownership									51.00%
January 7, 2021 [Member]
Common shares issued for services									66,667
Common shares issued for services, value									$ 18,000
Price per share									$ 0.27
May 4, 2021 [Member]
Conversion of shares									375,000